SEMI-ANNUAL REPORT o JUNE 30, 1999

     CITIFUNDS(sm)
--------------


         Short-Term
         U.S. Government
         Income Portfolio




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                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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BONDS

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
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Fund Facts                                                                     3
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Fund Performance                                                               4
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CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO

Statement of Assets and Liabilities                                            5
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Statement of Operations                                                        6
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Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------

Financial Highlights                                                           8
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Notes to Financial Statements                                                  9
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GOVERNMENT INCOME PORTFOLIO
Portfolio of Investments                                                      13
--------------------------------------------------------------------------------

Statement of Assets and Liabilities                                           14
--------------------------------------------------------------------------------

Statement of Operations                                                       14
--------------------------------------------------------------------------------

Statement of Changes in Net Assets                                            15
--------------------------------------------------------------------------------

Financial Highlights                                                          15
--------------------------------------------------------------------------------

Notes to Financial Statements                                                 16
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


LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   This semi-annual report covers the period from January 1, 1999 through June 30, 1999, for the CitiFundsSM Short-Term U.S. Government Income Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

   The past six months have been a study in contrasts for investor sentiment and the financial markets. When the period began, investors were primarily concerned that economic weakness overseas might constrain growth in the United States. As a result, they favored bonds and stocks with predictable earnings growth. When the period ended, investors were mainly worried that the economy might be growing too fast, potentially awakening long-dormant inflation pressures. In this environment, they avoided bonds and favored stocks that are sensitive to changes in the economic cycle.

   Thank you for your continued confidence and participation.

Sincerely,


/s/Philip W. Coolidge
---------------------
Philip W. Coolidge
President
July 23, 1999

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE FIRST SIX MONTHS OF 1999 EXPERIENCED STRONGER-THAN-EXPECTED ECONOMIC GROWTH BOTH IN THE UNITED STATES AND IN KEY OVERSEAS MARKETS, INCLUDING JAPAN, SOUTHEAST ASIA AND LATIN AMERICA. As a result, fears regarding the potentially adverse effects of overseas recessions on U.S. economic growth, which prevailed at the end of 1998, quickly faded. Instead, investors grew concerned that global economic strength might become unsustainable, triggering a reacceleration of inflation. To forestall a potential resurgence of inflation, the Federal Reserve Board ("Fed") increased key short-term interest rates modestly on June 30, effectively offsetting a portion of last fall's rate cuts.
   IN THIS ENVIRONMENT, PRICES OF U.S. TREASURY SECURITIES DECLINED SHARPLY. IN FACT, TREASURIES DECLINED MORE SHARPLY THAN VIRTUALLY ANY OTHER SECTOR OF THE U.S. FIXED-INCOME MARKETPLACE. That's partly because these direct obligations of the federal government performed extremely well in the second half of 1998, when domestic and foreign investors flocked to them in droves as a safe haven amid global economic turmoil. When it became clearer in 1999 that the world's economic crisis was abating, investors became more comfortable with riskier, higher yielding investments, and they shifted assets away from U.S. Treasury securities. As a result, 30-year U.S. Treasury bonds declined over the first six months of 1999.
   During the first three months of the reporting period, mortgage-backed securities received some of the assets flowing out of the U.S. Treasury market. It is also partly because modestly higher interest rates helped alleviate the likelihood that homeowners might refinance their mortgages. When mortgage prepayments occur at a higher-than-expected rate, principal may be returned to investors and must be reinvested at a lower yield than it had earned previously. In the second quarter, while higher interest rates hurt the performance of mortgage-backed securities, they continued to offer more attractive returns than U.S. Treasuries.
   IN THIS ENVIRONMENT, MANAGEMENT SHIFTED ASSETS BETWEEN THE DIFFERENT SECTORS OF THE U.S. GOVERNMENT SECURITIES MARKET IN AN ATTEMPT TO CAPTURE HIGHER YIELDS WHENEVER POSSIBLE. Accordingly, as of June 30, approximately 20% of the Short-Term U.S. Government Income Portfolio was allocated to mortgage-backed securities, 64% of the Portfolio was composed of U.S. Treasury securities, and 16% constituted cash awaiting reinvestment.
   Within the U.S. Treasury securities portion of the portfolio, the Portfolio's manager emphasized "off the run" (OTR) Treasuries. OTR Treasuries are securities that were issued before the most recent Treasury auction. Because many investors prefer to invest in the most recent issues, OTR Treasuries are considered less liquid and, therefore, they tend to offer higher yields. Over the past six months, OTR Treasuries provided higher total returns than current issues as the yield differences between the two types of bonds narrowed, which helped the Portfolio's performance.
   On the other hand, the Portfolio's slightly long duration, a measure of sensitivity to changing interest rates, constrained returns modestly. Because the longer term securities within the Portfolio's range provided higher yields than shorter term securities, it maintained some positions in bonds with maturities of three years or more. These longer term holdings effectively extended the Portfolio's average duration toward the long end of neutral. When short-term interest rates rose, this position limited the Portfolio's ability to quickly purchase higher yielding securities as they became available.
   According to the portfolio managers, the outlook for the short-term U.S. government securities market is cautiously optimistic. Their forecast calls for a continuation of positive growth and low inflation. While it is possible that the Fed may continue to raise short-term interest rates modestly to prevent inflation pressures from taking root, management believes that the fixed-income markets have already incorporated an incrementally tighter monetary policy into bond prices.
   Accordingly, they intend to maintain the Portfolio's current sector allocation and duration management strategies until prevailing economic conditions change. That means that management will continue to emphasize higher yielding U.S. government securities, including mortgage-backed securities and OTR Treasuries. Also, they expect to maintain the Portfolio's neutral-to-long average duration, potentially enabling the Portfolio to maintain higher yields longer if interest rates decline. Of course, if conditions change, the manager is prepared to reposition the Portfolio to attempt to capture the opportunities that the future may present.

FUND FACTS

FUND OBJECTIVE

To generate current income and preserve the value of its shareholders' investment.


INVESTMENT ADVISER,
GOVERNMENT INCOME PORTFOLIO
Citibank, N.A.

COMMENCEMENT OF OPERATIONS
September 8, 1986

NET ASSETS AS OF 06/30/99
$37.9 million



DIVIDENDS
Paid monthly, if any

CAPITAL GAINS
Paid semi-annually, if any

BENCHMARKS
o Lipper Short U.S. Government Funds Average
o Lehman Brothers 1-3 Year U.S. Government Index*


  o The Lehman Brothers 1-3 year U.S. Government Index is a broad measure of the performance of short-term government bonds.

FUND Performance
TOTAL RETURNS



ALL PERIODS ENDED JUNE 30, 1999                            SIX         ONE        FIVE        TEN
(UNAUDITED)                                               MONTHS**     YEAR      YEARS*      YEARS*
=====================================================================================================
CitiFunds Short-Term U.S. Government Income Portfolio
  without sales charge                                     0.58%       4.10%      5.55%      6.26%
Lipper Short U.S. Government Funds Average                 1.02%       4.17%      5.54%      5.97%
Lehman Brothers 1-3 Year U.S. Government Index             1.15%       5.05%      6.31%      6.83%
CitiFunds Short-Term U.S. Government Income Portfolio
  with a maximum sales charge of 1.50%                    (0.93)%      2.54%      5.23%      6.10%

 * Average Annual Total Return
** Not Annualized


30-Day SEC Yield             4.86%
Income Dividends Per Share  $0.216



GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made ten years ago would have grown to $18,072 with sales charge (as of 6/30/99). The graph shows how the Fund compares to its benchmarks over the same period.

        [The following table represents a chart in the printed material]

                    Lipper Short        Lehman 1-3 Year    CitiFunds Short-Term
                  U.S. Government       U.S. Government      U.S. Government
Date             Income Funds Avg.     Index (unmanaged)     Income Portfolio
--------------------------------------------------------------------------------
6/30/89                 10000                10000                9850
7/31/89                 10142                10147                10039
8/31/89                 10070                10088                9850
9/30/89                 10119                10146                9878
10/31/89                10283                10304                10156
11/30/89                10369                10397                10246
12/31/89                10409                10437                10262
1/31/90                 10393                10448                10081
2/28/90                 10441                10504                10092
3/31/90                 10473                10535                10078
4/30/90                 10484                10560                9915
5/31/90                 10640                10722                10244
6/30/90                 10749                10835                10419
7/31/90                 10875                10966                10568
8/31/90                 10892                11006                10415
9/30/90                 10973                11092                10497
10/31/90                11085                11215                10638
11/30/90                11206                11324                10880
12/31/90                11332                11457                11073
1/31/91                 11435                11565                11198
2/28/91                 11500                11639                11262
3/31/91                 11564                11717                11306
4/30/91                 11670                11829                11419
5/31/91                 11736                11900                11477
6/30/91                 11761                11944                11429
7/31/91                 11875                12047                11603
8/31/91                 12043                12212                11878
9/30/91                 12182                12341                12168
10/31/91                12307                12475                12282
11/30/91                12423                12603                12348
12/31/91                12632                12794                12600
1/31/92                 12558                12777                12515
2/29/92                 12525                12815                12574
3/31/92                 12452                12811                12553
4/30/92                 12554                12928                12626
5/31/92                 12686                13048                12791
6/30/92                 12818                13179                12925
7/31/92                 12972                13331                13090
8/31/92                 13078                13439                13177
9/30/92                 13186                13565                13294
10/31/92                13083                13487                13169
11/30/92                13062                13467                13153
12/31/92                13187                13593                13300
1/31/93                 13353                13735                13477
2/28/93                 13480                13844                13610
3/31/93                 13523                13887                13658
4/30/93                 13599                13972                13742
5/31/93                 13583                13938                13698
6/30/93                 13709                14042                13849
7/31/93                 13746                14072                13843
8/31/93                 13881                14189                14045
9/30/93                 13920                14234                14102
10/31/93                13943                14266                14133
11/30/93                13903                14268                14063
12/31/93                13953                14325                14109
1/31/94                 14048                14414                14194
2/28/94                 13931                14327                14037
3/31/94                 13788                14254                13872
4/30/94                 13690                14200                13768
5/31/94                 13665                14219                13796
6/30/94                 13664                14255                13794
7/31/94                 13775                14383                13938
8/31/94                 13806                14431                13966
9/30/94                 13758                14398                13891
10/31/94                13766                14431                13905
11/30/94                13711                14371                13829
12/31/94                13741                14399                13867
1/31/95                 13912                14595                14075
2/28/95                 14111                14793                14269
3/31/95                 14184                14877                14343
4/30/95                 14306                15010                14492
5/31/95                 14588                15266                14825
6/30/95                 14661                15348                14900
7/31/95                 14678                15409                14883
8/31/95                 14785                15501                14990
9/30/95                 14870                15577                15066
10/31/95                15002                15706                15188
11/30/95                15146                15840                15343
12/31/95                15272                15959                15459
1/31/96                 15382                16094                15568
2/29/96                 15311                16032                15440
3/31/96                 15293                16020                15374
4/30/96                 15296                16036                15341
5/31/96                 15314                16072                15339
6/30/96                 15417                16188                15434
7/31/96                 15468                16252                15485
8/31/96                 15509                16312                15518
9/30/96                 15643                16460                15651
10/31/96                15807                16646                15833
11/30/96                15930                16769                15951
12/31/96                15925                16773                15926
1/31/97                 16000                16853                16011
2/28/97                 16042                16894                16046
3/31/97                 16013                16880                15997
4/30/97                 16130                17019                16134
5/31/97                 16225                17138                16238
6/30/97                 16311                17256                16342
7/31/97                 16481                17444                16532
8/31/97                 16487                17461                16534
9/30/97                 16601                17594                16639
10/31/97                16717                17724                16780
11/30/97                16754                17769                16799
12/31/97                16836                17888                16899
1/31/98                 16979                18059                17076
2/28/98                 16991                18076                17078
3/31/98                 17049                18146                17133
4/30/98                 17115                18233                17203
5/31/98                 17203                18330                17290
6/30/98                 17278                18425                17360
7/31/98                 17348                18512                17431
8/31/98                 17524                18738                17647
9/30/98                 17738                18991                17882
10/31/98                17768                19084                17934
11/30/98                17765                19065                17914
12/31/98                17816                19137                17968
1/31/99                 17902                19210                18016
2/28/99                 17832                19123                17916
3/31/99                 17937                19253                18020
4/30/99                 18007                19313                18087
5/31/99                 17991                19300                18042
6/30/99                 17998                19356                18072

The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 1.50% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)
================================================================================
ASSETS:
Investment in Government Income Portfolio, at value (Note 1A)       $37,993,232
Receivable for shares of beneficial interest sold                        11,667
Receivable from the Administrator                                        24,541
--------------------------------------------------------------------------------
    Total assets                                                     38,029,440
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                    52,900
Payable to affiliates--Shareholder Servicing Agents' fees (Note 2B)       7,895
Accrued expenses and other liabilities                                   73,756
--------------------------------------------------------------------------------
    Total liabilities                                                   134,551
--------------------------------------------------------------------------------
Net Assets for 3,958,326 shares of beneficial interest outstanding  $37,894,889
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $41,083,628
Accumulated net realized loss                                        (2,367,683)
Unrealized depreciation                                                (888,756)
Undistributed net investment income                                      67,700
--------------------------------------------------------------------------------
    Total                                                           $37,894,889
================================================================================
COMPUTATION OF:
Net Asset Value, per share                                                $9.57
Offering Price per share ($9.57 / 0.985)                                  $9.72*
================================================================================

 * Based upon single purchases of less than $50,000

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B):
Interest Income from Government Income Portfolio       $1,268,248
Allocated Expenses from Government Income Portfolio       (77,178)
--------------------------------------------------------------------------------
                                                                    $ 1,191,070
--------------------------------------------------------------------------------
EXPENSES:
Administrative fees (Note 2A)                            $ 54,771
Shareholder Servicing Agents fees (Note 2B)                54,771
Distribution fees (Note 3)                                 32,862
Shareholder reports                                        14,998
Custody and fund accounting fees                            9,956
Audit fees                                                  8,100
Trustee fees                                                5,686
Transfer agent fees                                         3,000
Legal fees                                                  2,102
Miscellaneous                                               3,573
--------------------------------------------------------------------------------
    Total expenses                                        189,819
Less aggregate amount waived by Administrator
  and Distributor (Notes 2A and 3)                        (87,633)
Less Expenses Assumed by the Administrator (Note 6)        (3,598)
--------------------------------------------------------------------------------
    Net expenses                                                         98,588
--------------------------------------------------------------------------------
Net investment income                                                 1,092,482
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN FROM
  GOVERNMENT INCOME PORTFOLIO:
Net realized gain                                          25,012
Unrealized depreciation of investments                   (791,693)
--------------------------------------------------------------------------------
     Net realized and unrealized loss from
        Government Income Portfolio                                    (766,681)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   325,801
================================================================================


See notes to financial statements

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                     ENDED               YEAR ENDED
                                                                JUNE 30, 1999            DECEMBER 31,
                                                                 (Unaudited)                1998
==========================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                           $  1,092,482             $  1,448,972
Net realized gain                                                     25,012                  230,601
Unrealized appreciation (depreciation) of investments               (791,693)                  40,666
----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 325,801                1,720,239
----------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income                                             (1,039,439)              (1,442,038)
----------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares                                   3,557,454               36,423,583
Net asset value of shares issued to shareholders
  from reinvestment of dividends                                   1,000,707                1,435,786
Cost of shares repurchased                                       (13,983,731)             (10,340,734)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from transactions
  in shares of beneficial interest                                (9,425,570)              27,518,635
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                            (10,139,208)              27,796,836
----------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                               48,034,097               20,237,261
----------------------------------------------------------------------------------------------------------
End of period (including undistributed
  net investment income of $67,700 and
  $14,657, respectively)                                        $ 37,894,889             $ 48,034,097
==========================================================================================================

See notes to financial statements

                                                                               7

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                   SIX MONTHS
                                      ENDED                                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 1999           -------------------------------------------------------------------
                                   (Unaudited)            1998           1997            1996            1995            1994+
==================================================================================================================================
Net Asset Value,
  beginning of period                  $9.73             $9.61           $9.55           $9.78           $9.28           $9.91
----------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income                  0.230             0.473           0.504           0.516           0.543           0.466
Net realized and
  unrealized gain (loss)              (0.174)            0.121           0.064          (0.232)          0.500          (0.635)
----------------------------------------------------------------------------------------------------------------------------------
     Total from operations             0.056             0.594           0.568           0.284           1.043          (0.169)
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                 (0.216)           (0.474)         (0.508)         (0.514)         (0.543)         (0.461)
----------------------------------------------------------------------------------------------------------------------------------
     Total distributions              (0.216)           (0.474)         (0.508)         (0.514)         (0.543)         (0.461)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period                        $9.57             $9.73           $9.61           $9.55           $9.78           $9.28
==================================================================================================================================
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of period
 (000's omitted)                     $37,895           $48,034         $20,237         $26,744         $35,525         $52,933
Ratio of expenses to
  average net assets (A)               0.80%*            0.80%           0.80%           0.80%           0.80%           0.80%
Ratio of net investment
  income to average
  net assets                           4.99%*            4.98%           5.20%           5.31%           5.38%           4.72%
Portfolio turnover (B)                    --               --              --              --              --              22%
Total return                           0.58%**           6.33%           6.11%           3.02%          11.48%         (1.72)%


Note:  If Agents of the Fund for the periods  indicated and Agents of Government
Income Portfolio for the periods after May 1, 1994 had not voluntarily waived a portion of their fees and assumed Fund expenses, the net investment income per share and the ratios would have been as follows:

Net investment income
  per share                           $0.207            $0.413          $0.442          $0.460          $0.499          $0.421
RATIOS:
Expenses to average
  net assets (A)                       1.27%*            1.42%           1.43%           1.38%           1.23%           1.26%
Net investment income to
  average net assets                   4.52%*            4.36%           4.57%           4.73%           4.95%           4.26%
=================================================================================================================================

(A) Includes the Fund's share of Government Income Portfolio allocated expenses for the periods subsequent to May 1, 1994.
(B) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
  + On May 1, 1994, the Fund began investing all its investable assets in Government Income Portfolio.
  *  Annualized
 **  Not Annualized

See notes to financial statements

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES The CitiFunds Short-Term U.S. Government Income Portfolio (the "Fund") is a separate diversified series of CitiFunds Fixed Income Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end, management investment company. The Fund invests all of its investable assets in Government Income Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (60.6% at June 30, 1999) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $2,428,993, of which $1,551,556 will expire on December 31, 2002, $329,508 will expire on December 31, 2003, $367,655 will expire on December 31, 2004, and $180,274 will expire on December 31, 2005. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized capital gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the

CITIFUNDS SHORT TERM U.S. GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

   D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

   E. Distributions Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. Other All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on a trade date basis.

2. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of the Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then current fiscal year.

   A. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, may not exceed an annual rate of 0.25% of the Fund's average daily net assets. The Administrative fees amounted to $54,771, all of which was voluntarily waived for the six months ended June 30, 1999. Citibank acts as Sub-Administrator and performs duties and receives compensation from CFBDS from time to time as agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any offi-

CITIFUNDS SHORT-TERM U.S. GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


cer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.

   B. Shareholder Servicing Agents' Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents fees amounted to $54,771, for the six months ended June 30, 1999.

3. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund compensates the Distributor at an annual rate not to exceed 0.15% of the Fund's average daily net assets. The Distribution fees amounted to $32,862, all of which was voluntarily waived for the six months ended June 30, 1999. The Distributor may also receive an additional fee from the Fund not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payment of such additional fees has been made during the period. The Distributor has voluntarily agreed to waive this fee through June 30, 1999.

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1999 aggregated $3,346,024 and $12,643,515, respectively.

CITIFUNDS SHORT TERM U.S. GOVERNMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:


                                               SIX MONTHS
                                                  ENDED             YEAR ENDED
                                              JUNE 30, 1999         DECEMBER 31,
                                               (Unaudited)             1998
================================================================================
Shares sold                                      368,038            3,752,548
Shares issued to shareholders
  from reinvestment of dividends                 103,797              148,353
Shares repurchased                            (1,450,610)          (1,068,844)
--------------------------------------------------------------------------------
Net increase (decrease)                         (978,775)           2,832,057
================================================================================

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the expenses of the Fund for the six months ended June 30, 1999, which amounted to $3,598.

GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           June 30, 1999
(Unaudited)
                                      PRINCIPAL
                                       AMOUNT
ISSUER                            (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION -- 19.2%
--------------------------------------------------------------------------------
6.50%, 2009                          $   168              $   166,989
6.50%, 2011                            3,089                3,062,557
6.50%, 2019                              610                  612,194
7.00%, 2008                              735                  733,361
7.00%, 2009                            2,000                2,015,612
7.00%, 2013                            4,568                4,605,609
7.25%, 2022                              194                  194,765
8.00%, 2006                              100                  102,354
8.00%, 2007                              112                  115,555
8.00%, 2017                              116                  119,366
8.00%, 2021                              127                  131,446
8.00%, 2022                               75                   77,731
9.50%, 2016                                1                    1,140
9.50%, 2017                               35                   37,850
9.50%, 2018                               23                   25,397
9.50%, 2019                               25                   27,618
9.50%, 2020                               27                   28,601
                                                           ----------
TOTAL GOVERNMENT NATIONAL
  MORTGAGE ASSOCIATION                                     12,058,145
                                                           ----------
U.S. & OTHER GOVERNMENT
OBLIGATIONS -- 64.2%
--------------------------------------------------------------------------------
Israel State U.S. Government
  Guaranteed Notes,
  5.70% due 2/15/03                    5,000                4,915,750
                                                           ----------
United States  Treasury  Notes,
  6.875% due 3/31/00                   4,500                4,554,135
  5.375% due 6/30/00                   5,000                5,003,100
  4.625% due 11/30/00                  4,500                4,451,490
  4.875% due 3/31/01                   2,000                1,979,680
  5.00% due 4/30/01                    2,000                1,983,120
  5.625% due 11/30/00                  3,500                3,509,310
  6.50% due 08/31/01                   5,000                5,093,750
  6.625% due  04/30/02                 8,500                8,725,760
                                                           ----------
                                                           35,300,345
                                                           ----------
TOTAL U.S.  & OTHER
    GOVERNMENT OBLIGATIONS                                 40,216,095
                                                           ----------

SHORT-TERM OBLIGATIONS -- 15.8%
--------------------------------------------------------------------------------
Dresdner Bank Repurchase Agreement
  4.60% due 7/01/99
  proceeds at maturity
  $5,000,639 (collateralized
  by $ 4,930,000 U.S.
  Treasury Note
  6.25% due 2/15/07,
  valued at $5,043,236)                                     $ 5,000,000
                                                            -----------
Westdeutsche Landesbank
  Repurchase Agreement
  4.75% due 7/01/99 proceeds
  at maturity $4,866,642
  (collateralized by $ 4,630,000
  U.S. Treasury Note 7.875%
  due 8/15/01, valued at
  $4,963,473)                                                 4,866,000
                                                            -----------
TOTAL SHORT-TERM OBLIGATIONS
  AT AMORTIZED COST                                           9,866,000
                                                            -----------
TOTAL INVESTMENTS
  (Identified Cost
  $63,298,321)                        99.2%                  62,140,240
OTHER ASSETS
  LESS LIABILITIES                     0.8                      518,513
                                     -----                  -----------
NET ASSETS                           100.0%                 $62,658,753
                                     =====                  ===========

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $63,298,321)       $62,140,240
Cash                                                                        788
Interest receivable                                                     535,740
--------------------------------------------------------------------------------
  Total assets                                                       62,676,768
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates-Investment advisory fees (Note 2)                  18,015
--------------------------------------------------------------------------------
NET ASSETS                                                          $62,658,753
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $62,658,753
================================================================================



GOVERNMENT INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME: (Note 1B):                                       $ 1,867,131
EXPENSES:
Investment advisory fees (Note 2)                      $  113,679
Administrative fees (Note 3)                               16,240
--------------------------------------------------------------------------------
  Total expenses                                          129,919
Less aggregate amount waived by the Administrator
 (Note 3)                                                 (16,240)
--------------------------------------------------------------------------------
  Net expenses                                                          113,679
--------------------------------------------------------------------------------
Net investment income                                                 1,753,452
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions             41,850
Unrealized depreciation of investments                 (1,173,575)
--------------------------------------------------------------------------------
   Net realized and unrealized loss on investments                   (1,131,725)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   621,727
--------------------------------------------------------------------------------

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                     SIX MONTHS
                                                        ENDED       YEAR ENDED
                                                    JUNE 30, 1999  DECEMBER 31,
                                                     (Unaudited)       1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                $ 1,753,452    $ 3,701,589
Net realized gain on investment transactions              41,850        495,657
Unrealized appreciation (depreciation) of
  investments                                         (1,173,575)       134,572
--------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                             621,727      4,331,818
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                           12,457,544     48,935,387
Value of withdrawals                                 (34,567,302)   (30,418,418)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                          (22,109,758)    18,516,969
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                (21,488,031)    22,848,787
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   84,146,784     61,297,997
--------------------------------------------------------------------------------
End of period                                        $62,658,753    $84,146,784
================================================================================



GOVERNMENT INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                                                         FOR THE PERIOD
                                                                                           MAY 1, 1994
                                  SIX MONTHS                                             (COMMENCEMENT
                                    ENDED              YEAR ENDED DECEMBER 31,         OF OPERATIONS) TO
                                JUNE 30, 1999     -----------------------------------     DECEMBER 31,
                                 (Unaudited)      1998      1997      1996       1995         1994
=========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                 $62,659        $84,147  $61,298    $53,499    $53,145      $55,673
Ratio of expenses to
  average net assets                 0.35%*         0.35%    0.35%      0.35%      0.36%        0.43%*
Ratio of net investment income
  to average net assets              5.40%*         5.49%    5.65%      5.75%      5.80%        5,27%*
Portfolio turnover                     60%           288%     126%       100%       284%          40%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                         0.40%*         0.40%    0.41%      0.40%      0.40%        0.44%*
Net investment income
  to average net assets              5.35%*         5.44%    5.59%      5.70%      5.76%*       5.26%*
==========================================================================================================

*Annualized
See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES The Government Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. Citibank is a wholly- owned subsidiary of Citicorp, which in turn, is a wholly owned subsidiary of Citigroup, Inc.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the counter prices. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as income.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


   E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. TBA Purchase Commitments The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

   Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

   G. Futures contracts The Portfolio may engage in futures transactions.The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument.Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.

   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract.The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

GOVERNMENT INCOME PORTFOLIO
Notes to Financial StatementS (Unaudited)



   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. No such instruments were held at June 30, 1999.

   H.  Other  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. INVESTMENT ADVISORY FEES The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $113,679, for the six months ended June 30, 1999. The investment advisory fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $16,240, all of which was voluntarily waived, for the six months ended June 30, 1999. Citibank acts as Sub-Administrator and performs certain duties and receives such compensation from SFG from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of U.S. Government securities, other than short-term obligations, aggregated $34,448,850 and $56,215,871, respectively, for the six months ended June 30, 1999.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $63,298,321
===============================================================================
Gross unrealized appreciation                                 $     27,259
Gross unrealized depreciation                                   (1,185,340)
--------------------------------------------------------------------------------
Net unrealized depreciation                                    $(1,158,081)
===============================================================================

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


6. EXPENSE FEES SFG has entered into an expense  agreement  with the  Portfolio.
SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

   The Portfolio has agreed to pay SFG an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.35% of the Portfolio's average daily net assets.

7. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific Portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1999, the commitment fee allocated to the Portfolio was $83. Since the line of credit was established, there have been no borrowings.

                       This page intentionally left blank.

TRUSTEES AND OFFICERS

C. OscarMorong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
Walter E. Robb, III
E.Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

 * AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
** AFFILIATED PERSON OF INVESTMENT ADVISER

INVESTMENT ADVISER
(OF GOVERNMENT INCOME
PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street,Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

  THE CITIFUNDS FAMILY

  LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

  SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

  INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio
o CitiFunds International Growth Portfolio

  GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

  BONDS
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds Intermediate Income Portfolio
o CitiFunds National Tax Free Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds California Tax Free Income Portfolio

  MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

  This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

  For more information contact your Service Agent or call 1-800-625-4554

  CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1999 Citicorp             R Printed on recycled paper            CFS/USG/699